RESULTS FOR THE YEAR - NET SALES AND REBATES - Narrative (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
North America Operations
Disclosure of geographical areas [line items]
Rebates (as a percent of gross sales)	64.00%	59.00%	56.00%
Non-government customers | Wholesaler charge-backs | Region USA
Disclosure of geographical areas [line items]
Period to settle wholesaler charge-backs	30 days
Government customers | Bottom of range | US Medicaid rebates | Region USA
Disclosure of geographical areas [line items]
Period to invoice actual rebates	6 months
Government customers | Top of range | US Medicaid rebates | Region USA
Disclosure of geographical areas [line items]
Period to invoice actual rebates	9 months